OPERATING LEASES	12 Months Ended
Dec. 31, 2017
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OPERATING LEASES

25 OPERATING LEASES

Operating leases relate to leases of company cars (lease term of 4 years) and office facilities (lease term of 5 years). The Company does not have an option to purchase the leased assets at the expiry of the lease periods. For the year ended December 31, 2017, minimum lease payments for a total amount of €3,681 thousand have been recognized in the statement of comprehensive income (2016: €3,487 thousand; 2015: €3,310 thousand).

The following table presents the non-cancellable operating lease commitments:

	Years ended December 31,
€ in thousands	2017	2016	2015
Within 1 year	3,902	3,853	3,277
In the second to the fifth year	9,557	12,598	4,750
After five years	0	0	0

In 2016, the Company and Bio-Versneller NV ended the existing service agreement and negotiated a new agreement commencing October 1, 2016. The new service agreement provides the Company with 8,800 m2 of laboratory and office facilities. After an initial fixed period of three years, both parties will be entitled to terminate the agreement with a notice period of minimum two years.